Equity Transactions - Schedule of Value of Warrants 3M (Details) (USD $)	0 Months Ended		1 Months Ended	3 Months Ended
	Mar. 10, 2014	Dec. 11, 2013	Oct. 29, 2013	Jun. 30, 2014 Warrant #1	Jun. 30, 2014 Warrant #2	Jun. 30, 2014 Warrant #3	Jun. 30, 2014 Warrant #4	Jun. 30, 2014 Warrant #5
Date	Mar. 10, 2014	Dec. 11, 2013	Oct. 29, 2013	Oct. 29, 2013	Dec. 11, 2013	Mar. 10, 2014	Apr. 04, 2014	Apr. 15, 2014
Warrants	$ 83,334	$ 250,000	$ 250,000	$ 250,000	$ 250,000	$ 83,334	$ 83,334	$ 1,000,000
Stock price on grant date	$ 0.02	$ 0.02	$ 0.30	$ 0.30	$ 0.02	$ 0.02	$ 0.199	$ 0.252
Exercise price	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.35
Expected life	1 year	1 year	1 year	1 year	1 year	1 year	1 year	3 years
Volatility	65.00%	64.00%	147.00%	147.00%	64.00%	65.00%	113.00%	76.00%
Risk-free rate	0.13%	0.11%	0.12%	0.12%	0.11%	0.13%	0.12%	0.84%
Calculated value	0	0	10,473	10,473	0	0	3,181	104,416
Fair value allocation of proceeds	$ 0	$ 0	$ 7,381	$ 7,381	$ 0	$ 0	$ 3,181	$ 104,416